Leases - Schedule of Lease Expenses and Other Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lease, Cost [Abstract]
Amortization of right-of-use assets	$ 157,428	$ 182,543	$ 133,411
Interest of lease liabilities	15,870	19,860	$ 21,029
Total finance lease expense	173,298	202,403
Operating cash flows used in finance lease	170,912	199,392
Right-of-use assets obtained in exchange for new finance lease liabilities	$ 180,208	$ 29,123
Weighted-average remaining lease term – finance	2 years	2 years
Weighted average discount rate – finance	5.625%	5.125%